LONG-TERM AND OTHER DEBTS - Narrative (Details)				3 Months Ended		9 Months Ended
	Sep. 01, 2022 USD ($)	Aug. 19, 2021 CAD ($)	Jul. 01, 2021 CAD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jan. 25, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 11, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 57,471,505		$ 57,471,505			$ 13,077,670
Repayments of long-term debt and other debts				$ 47,277	$ 75,138	$ 420,385	$ 41,480,736
Revolving Credit Facility, Revolving Credit Agreement
Disclosure of detailed information about borrowings [line items]
Nominal value								$ 200,000,000		$ 100,000,000
Revolving Credit Facility, Revolving Credit Agreement | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.88%		4.88%
Investissement Quebec (IQ) secured loan for the financing of the battery manufacturing plant and innovation center (Note 8.2)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.41%
Borrowings			$ 50,000,000	$ 5,987,902		$ 5,987,902			0
Proportion of amount disbursed forgiven			30.00%
Maturity term			10 years
Strategic Innovation Fund of the Government of Canada unsecured non-interest bearing loan for the financing of the battery manufacturing plant and innovation center (Note 8.3)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 49,950,000		4,768,853		4,768,853			0
Proportion of amount disbursed forgiven		30.00%
Maturity term		15 years
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 8.4)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 24,413			$ 40,447		$ 40,447			$ 95,949
Repayments of long-term debt and other debts	$ 58,753